Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net consisted of the following as of December 31, 2012 and 2013:

	December 31,
	2012	2013
Office equipment	$10	$27
Furniture and fixtures	44	44

	54	71
Less: Accumulated depreciation	(22)	(34)

	$32	$37

Depreciation expense was $4, $11 and $12 for the years ended December 31, 2011, 2012 and 2013, respectively.